RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Aggregate principal amount	$ 2,347,128	$ 2,450,128
Total interest expenses	129,567	92,358	$ 90,967
Lawrence Yau Lung Ho and his controlled entity [Member]
Related Party Transaction [Line Items]
Total interest expenses	3,300	3,300	$ 4,494
Lawrence Yau Lung Ho and his controlled entity [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	60,000	60,000
Independent Director [Member]
Related Party Transaction [Line Items]
Total interest expenses	30	14
Independent Director [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 600	$ 400